BASIS OF PREPARATION (Details)	12 Months Ended
Jun. 30, 2023
CordovaCann Holdings Canada, Inc.
Statement [Line Items]
Currency	Canadian
Owenership Interest	100.00%
CordovaCann Holdings, Inc.
Statement [Line Items]
Currency	Canadian
Owenership Interest	100.00%
Cordova CO Holdings, LLC
Statement [Line Items]
Currency	United States
Owenership Interest	100.00%
Cordova OR Holdings, LLC
Statement [Line Items]
Currency	United States
Owenership Interest	100.00%
Cordova OR Operations, LLC
Statement [Line Items]
Currency	United States
Owenership Interest	100.00%
CordovaCann Investments Canada, Inc.
Statement [Line Items]
Currency	Canadian
Owenership Interest	100.00%
CDVA Enterprises, LLC
Statement [Line Items]
Currency	United States
Owenership Interest	100.00%
Cordova CA Holdings, LLC
Statement [Line Items]
Currency	United States
Owenership Interest	100.00%
Cannabilt Farms, LLC
Statement [Line Items]
Currency	United States
Owenership Interest	100.00%
Cannabilt OR Retail, LLC
Statement [Line Items]
Currency	United States
Owenership Interest	100.00%
Cannabilt Holdings, Inc.
Statement [Line Items]
Currency	United States
Owenership Interest	100.00%
Future Processing, LLC
Statement [Line Items]
Currency	United States
Owenership Interest	100.00%
2734158 Ontario Inc.
Statement [Line Items]
Currency	Canadian
Owenership Interest	60.45%
10062771 Manitoba Ltd.
Statement [Line Items]
Currency	Canadian
Owenership Interest	51.00%
Extraction Technologies, LLC
Statement [Line Items]
Currency	United States
Owenership Interest	100.00%
Cordova WA Holdings, LLC
Statement [Line Items]
Currency	United States
Owenership Interest	100.00%
Cordova MA Holdings, Inc.
Statement [Line Items]
Currency	United States
Owenership Interest	100.00%